Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income / (loss)	$ 17,239	$ 41,348	$ (18,356)
Adjustments to reconcile net income (loss) to net cash provided by / (used in) operating activities:
Depreciation	23,417	17,151	12,721
Amortization of deferred dry-docking costs	4,880	2,793	2,319
Amortization of deferred finance costs and debt discounts	2,859	3,659	1,107
Amortization of convertible note beneficial conversion feature	0	2,887	5,518
Stock based compensation	7,185	5,097	869
Amortization of deferred finance costs and debt discounts - related party	0	0	201
Loss on extinguishment of debt	1,291	6,863	0
Gain on spin-off of United Maritime Corporation	(2,800)	0	0
Gain on sale of vessel, net	0	(697)	0
Gain on debt refinancing, gross of deferred financing fees and expenses	0	0	(5,556)
Fair value measurement of units issued to former related party	0	0	596
Restructuring expenses	0	0	1,015
Changes in operating assets and liabilities:
Accounts receivable trade, net	(839)	801	962
Inventories	(840)	3,202	(788)
Prepaid expenses	22	22	(740)
Other current assets	(641)	240	579
Deferred voyage expenses	0	621	(525)
Deferred charges, non-current	(9,494)	(6,433)	(1,145)
Other non-current assets	2	2	(3)
Trade accounts and other payables	(589)	348	(12,398)
Accrued liabilities	2,155	2,187	3,526
Due from related parties	(595)	0	0
Deferred revenue	(5,463)	3,225	214
Deferred revenue, non-current	(503)	(2,236)	(301)
Other liabilities, non-current	0	(320)	450
Net cash provided by / (used in) operating activities	37,286	80,760	(9,735)
Cash flows from investing activities:
Vessels acquisitions and improvements	(70,321)	(197,214)	(20,189)
Advances from related party from sale of vessels	12,688	12,600	0
Investment in Series C preferred shares	(10,000)	0	0
Proceeds from redemption of Series C preferred shares	10,000	0	0
Term deposits	1,500	100	(1,600)
Purchase of other fixed assets	(130)	(106)	(75)
Net cash used in investing activities	(56,263)	(184,620)	(21,864)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants, net of underwriters fees and commissions	70	98,302	73,750
Proceeds from issuance of preferred stock	0	250	0
Payments for repurchase of common stock	0	(1,708)	0
Payments for repurchase of warrants	0	(1,023)	0
Proceeds from long-term debt and other financial liabilities	124,800	180,320	22,500
Dividends paid	(17,924)	0	0
Payments of financing and stock issuance costs	(1,420)	(2,698)	(3,640)
Repayments of long-term debt and other financial liabilities	(89,698)	(132,058)	(52,514)
Repayments of convertible notes	(10,000)	(13,950)	0
Repayments of related party debt	0	0	(1,000)
Net cash provided by financing activities	5,828	127,435	39,096
Net (decrease) / increase in cash and cash equivalents and restricted cash	(13,149)	23,575	7,497
Cash and cash equivalents and restricted cash at beginning of period	45,626	22,051	14,554
Cash and cash equivalents and restricted cash at end of period	32,477	45,626	22,051
Cash paid during the period for:
Interest	11,710	11,166	10,270
Noncash investing activities:
Vessels acquisitions and improvements	1,015	837	0
Noncash financing activities:
Dividends declared but not paid (Note 11)	4,548	0	0
Units issued for repayment of subordinated long-term debt (Note 7)	0	3,000	0
Repayment of subordinated long-term debt by issuance of units (Note 7)	0	(3,000)	0
Common shares issued by conversion of notes (Note 8)	0	3,600	0
Notes reduction via conversion (Note 8)	0	(3,600)	0
Units / shares issued to settle unpaid interest in connection with financing - former related party (Note 7, 8 & 9)	0	0	4,814
Units / shares issued to settle deferred finance cost in connection with financing - former related party (Note 7 & 8)	0	0	1,374
Change in fair value of conversion option (Note 9)	0	0	4,924
Issuance of option for units (Note 9)	$ 0	$ 0	$ 543